LONG-TERM DEBT, NET (2016 Studio City Secured Notes) - Additional Information (Detail) - USD ($) $ in Thousands			12 Months Ended
	Nov. 30, 2019	Nov. 30, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Long-term Debt [Line Items]
Total long-term debt			$ 1,450,128	$ 1,625,128
Interest rate per annum	5.875%	7.25%
Repayments of long-term debt			$ 558,466	$ 400,000	$ 0
2016 5.875% SC Secured Notes, due 2019 [Member] | Senior Notes [Member]
Long-term Debt [Line Items]
Total long-term debt		$ 350,000
Interest rate per annum	5.875%
Maturity date			Nov. 30, 2019
Purchase price as percentage of principal		100.00%
Repayments of long-term debt	$ 350,000
2016 7.250% SC Secured Notes, due 2021 [Member] | Senior Notes [Member]
Long-term Debt [Line Items]
Total long-term debt		$ 850,000
Interest rate per annum	7.25%
Maturity date			Nov. 30, 2021
Purchase price as percentage of principal		100.00%
Net assets restricted from distribution			$ 1,082,000
2016 7.250% SC Secured Notes, due 2021 [Member] | Senior Notes [Member] | Prior to November 30, 2018 [Member]
Long-term Debt [Line Items]
Maximum redeemable percentage of principal prior to a specific date for partial redemption with net cash proceeds from equity offerings at a fixed redemption price		35.00%